Submission	Mar. 19, 2026
Submission [Line Items]
Central Index Key	0001328237
Registrant Name	Invesco DB Commodity Index Tracking Fund
Registration File Number	333-280601
Form Type	R 424I
Submission Type	424I
Fee Exhibit Type	EX-FILING FEES
Issuer Name	Invesco DB Commodity Index Tracking Fund
Street 1	3500 LACEY ROAD
Street 2	SUITE 700
City	DOWNERS GROVE
State or Country Code	IL
Zip Code	60515
Reporting FY End Date	Dec. 31, 2025